Advances For Vessels Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Advances for Vessel Acquisitions Disclosure [Abstract]
Schedule of Advances for Vessels Acquisitions [Table Text Block]

	2011	2012
Pre-delivery installments	143,131	324,329
Capitalized interest and finance costs	2,773	8,053
Other capitalized costs	2,469	7,170
Total	148,373	339,552